Equity - Earnings per share (Details) $ / shares in Units, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CLP ($) $ / shares shares	Dec. 31, 2017 CLP ($) $ / shares shares	Dec. 31, 2016 CLP ($) $ / shares shares
Basic and diluted earnings per share
Net profits attributable to ordinary equity holders of the Bank	$ 870,290	$ 603,633	$ 572,080	$ 575,051
Weighted average number of ordinary shares	101,017,081,114	101,017,081,114	101,017,081,114	101,017,081,114
Earnings per share | $ / shares		$ 5.98	$ 5.66	$ 5.69
Capitalised shares, included in EPS calculation	1,572,948,922	1,572,948,922	1,819,784,762	1,495,200,997